Transactions with related parties - Additional Information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 3,090,000	R$ 18,684,000	R$ 10,480,000
Allowance for expected credit losses on related parties	0
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	1,119,000	2,032,000	R$ 451,000
Officers and Directors | Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 36,000	R$ 33,000
Bottom of range
Disclosure of transactions between related parties [line items]
Loans payable term	3 years
Top of range
Disclosure of transactions between related parties [line items]
Loans payable term	7 years